Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Salaries	S/ 672,180	S/ 655,665	S/ 589,773
Vacations, health insurance and others	111,886	87,996	81,581
Social security	71,573	66,331	62,637
Severance indemnities	52,916	49,265	44,447
Workers' profit sharing	46,691	38,018	92,042
Total	S/ 955,246	S/ 897,275	S/ 870,480